Revenue and Capitalized Contract Costs (Notes)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue and Capitalized Contract Costs
Revenue and Capitalized Contract Costs
Customers are typically invoiced for Smart Home Services in advance or at the time the Company delivers the related Smart Home Services. The majority of customers pay at the time of invoice via credit card, debit card or ACH. Deferred revenue relates to the advance consideration received from customers, which precedes the Company’s satisfaction of the associated performance obligation. The Company’s deferred revenues primarily result from customer payments received in advance for recurring monthly monitoring and other Smart Home Services, or other one-time fees, because these performance obligations are satisfied over time.
During the years ended December 31, 2019 and 2018, the Company recognized revenues of $225.9 million and $144.1 million, respectively, that were included in the deferred revenue balance as of December 31, 2018 and 2017, respectively.
Transaction Price Allocated to the Remaining Performance Obligations
As of December 31, 2019, approximately $2.6 billion of revenue is expected to be recognized from remaining performance obligations for subscription contracts. The Company expects to recognize approximately 61% of the revenue related to these remaining performance obligations over the next 24 months, with the remaining balance recognized over an additional 36 months.
Financial Statement Impact of Adopting Topic 606
The following tables compare the select reported consolidated statements of operations and cash flows line items to the amounts had the previous guidance been in effect (in thousands):

Consolidated Statements of Operations and Comprehensive Loss

	Year ended December 31, 2019			Year ended December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)
Recurring and other revenue	$1,155,981	$1,038,788	$117,193	$1,050,441	$950,661	$99,780
Service and other sales revenue	—	66,542	(66,542)	—	46,177	(46,177)
Activation fees	—	8,117	(8,117)	—	9,705	(9,705)
Total revenues	1,155,981	1,113,447	42,534	1,050,441	1,006,543	43,898
Operating expenses	369,285	419,041	(49,756)	355,813	385,672	(29,859)
Depreciation and amortization	543,440	390,733	152,707	514,082	367,879	146,203
Loss from operations	(142,117)	(81,700)	(60,417)	(242,059)	(169,613)	(72,446)
Income tax (benefit) expense	1,313	3,142	(1,829)	(1,611)	806	(2,417)
Net loss	(395,756)	(337,168)	(58,588)	(467,914)	(397,885)	(70,029)

Consolidated Statements of Cashflows

	Year ended December 31, 2019			Year ended December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)

Cash flows from operating activities:
Net loss	$(395,756)	$(337,168)	$(58,588)	$(467,914)	$(397,885)	$(70,029)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized contract costs	437,285	—	437,285	398,174	—	398,174
Amortization of subscriber acquisition costs	—	284,574	(284,574)	—	251,971	(251,971)
Changes in operating assets and liabilities:
Capitalized contract costs – deferred contract costs	(533,504)	—	(533,504)	(499,252)	—	(499,252)
Subscriber acquisition costs – deferred contract costs	—	(483,748)	483,748	—	(469,393)	469,393
Accrued expenses and other current liabilities	24,899	26,727	(1,828)	91,469	93,886	(2,417)
Deferred revenue	128,624	171,163	(42,539)	172,905	216,803	(43,898)
Net cash used in operating activities	$(221,592)	$(221,592)	$—	$(220,499)	$(220,499)	$—

Timing of Revenue Recognition
The Company previously recognized certain service and other sales revenue when the Services were provided or when title to Products sold transferred to the subscriber. Revenue from the sale of Products that were not part of the service offering (i.e., those Products sold subsequent to the date of the initial installation) were also generally recognized upon delivery of Products. Under the new standard, the Company considers Products, related installation, and its proprietary back-end cloud platform software and services an integrated system that allows the Company’s subscribers to monitor, control and protect their homes. These Smart Home Services are accounted for as a single performance obligation that is recognized over the subscriber’s contract term. Accordingly, the Company now defers a larger portion of certain Smart Home Services revenue, as prior to the adoption of Topic 606 certain of this revenue was recognized at the time services were provided or upon delivery.
The Company previously amortized deferred revenues related to sales of Products and activation fees on subscriber contracts over the expected life of the customer, which was 15 years using a 240% declining balance method. Under the new standard, revenues related to sales of Products and activation fees are included in the transaction price allocated to the single Smart Home Service performance obligation and recognized straight-line over the subscriber’s contract term, which is generally three to five years.
Capitalized Contract Costs
Capitalized contract costs generally include commissions, other compensation and related costs incurred directly for the generation and installation of new or modified subscriber contracts, as well as the cost of Products installed in the subscriber's home at the commencement or modification of the contract. The Company previously deferred and amortized these costs for new subscriber contracts in the same manner as deferred revenue and generally expensed all costs associated with modified subscriber contracts. Under the new standard, the Company defers and amortizes these costs for new or modified subscriber contracts on a straight-line basis over the expected period of benefit of five years.